10-Q Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS - Narrative (Details)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) insurance_contract	Jun. 30, 2023 USD ($) insurance_contract	Dec. 31, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Related Party Transaction [Line Items]
Total cost of revenue	$ 2,720,897	$ 489,550		$ 6,490,377	$ 5,884,669
Other assets				998,945	0
Related Party
Related Party Transaction [Line Items]
Total cost of revenue	$ 685	0		$ 99,456	0
Related Party | Nova Funds
Related Party Transaction [Line Items]
Total policies | insurance_contract				7
Face value				$ 46,650,000
Origination revenue percent	2.00%			2.00%
Origination revenue	$ 20,000			$ 20,000
Revenue				494,972
Affiliated Entity | Nova Funds
Related Party Transaction [Line Items]
Revenue	$ 185,185	213,447		$ 778,678	818,300
Abacus Settlements, LLC
Related Party Transaction [Line Items]
Revenue		6,299,986	$ 13,184,676		25,203,463
Total cost of revenue		4,395,323	9,293,303		16,561,005
Abacus Settlements, LLC | Related Party
Related Party Transaction [Line Items]
Revenue		4,736,336	9,931,938		18,153,456
Total cost of revenue		$ 3,165,707	$ 6,558,354		$ 11,022,535
Abacus Settlements, LLC | Related Party | Nova Funds
Related Party Transaction [Line Items]
Total policies | insurance_contract		34	72		333
Face value		$ 39,985,400	$ 96,674,080		$ 481,648,010
Origination revenue percent		2.00%	2.00%
Origination revenue		$ 20,000	$ 20,000
Revenue		1,513,933	3,093,797		15,243,806
Abacus Settlements, LLC | Related Party | LMA
Related Party Transaction [Line Items]
Other assets		25,607	19,246		227,555
Abacus Settlements, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Revenue		3,222,402	6,838,141		2,909,650
Total cost of revenue		2,397,402	5,020,603		2,365,650
Abacus Settlements, LLC | Affiliated Entity | LMA
Related Party Transaction [Line Items]
Revenue		2,885,902	6,794,641		2,268,150
Total cost of revenue		$ 2,115,902	$ 5,012,103		$ 1,899,150
Abacus Settlements, LLC | Nova Funds
Related Party Transaction [Line Items]
Ownership percentage		11.00%	11.00%